DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.5%
Brazil — 1.5%
NU Holdings Ltd., Class A *
551,196 7,237,204
Telefonica Brasil SA
1,255,901 8,397,171
(Cost $16,809,610)
15,634,375
China — 13.7%
Bank of China Ltd., Class H
16,046,121 10,666,840
BYD Co. Ltd., Class H
722,276 8,413,989
China Construction Bank Corp.,
Class H
13,325,409 14,434,982
China Life Insurance Co. Ltd.,
Class H
2,178,414 8,027,228
Industrial & Commercial Bank of
China Ltd., Class H
12,438,798 10,538,395
Meituan, Class B, 144A *
913,393 8,560,073
NetEase, Inc.
371,723 9,206,042
Ping An Insurance Group Co. of
China Ltd., Class H
1,985,783 15,215,029
Tencent Holdings Ltd.
825,692 45,006,714
Xiaomi Corp., Class B, 144A *
2,785,663 9,966,314
(Cost $166,644,048)
140,035,606
Greece — 1.1%
Piraeus Bank SA *
(Cost $8,583,970)
1,033,586 11,036,220
Hong Kong — 3.0%
Alibaba Group Holding Ltd.
(Cost $36,677,412)
1,994,343 30,764,803
India — 7.0%
Bharti Airtel Ltd.
662,859 12,761,780
HDFC Bank Ltd.
2,115,551 16,580,353
ICICI Bank Ltd.
1,002,699 13,260,958
Infosys Ltd.
615,293 7,518,880
Infosys Ltd., ADR
6,651 84,135
Mahindra & Mahindra Ltd.
299,686 9,607,618
Reliance Industries Ltd.
815,683 11,344,004
(Cost $83,152,897)
71,157,728
Ireland — 0.7%
PDD Holdings, Inc., ADR *
(Cost $11,116,897)
89,218 7,533,568
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $30,722)
1,583 0
Mexico — 1.7%
Fibra Uno Administracion SA de
CV REIT
4,819,900 8,338,470
Grupo Financiero Banorte SAB
de CV, Class O
913,465 9,523,431
(Cost $17,455,310)
17,861,901
Number
of Shares Value $
Netherlands — 1.0%
NEPI Rockcastle NV *
(Cost $9,422,555)
1,130,926 9,900,692
Russia — 0.0%
Gazprom PJSC * (a)
68,905 0
LUKOIL PJSC * (a)
2,409 0
Moscow Exchange MICEX-RTS
PJSC * (a)
8,602 0
Novatek PJSC * (a)
5,300 0
Novolipetsk Steel PJSC * (a)
8,462 0
PhosAgro PJSC * (a)
168 0
PhosAgro PJSC * (a)
4 0
PhosAgro PJSC, GDR * (a)
300 0
Polyus PJSC * (a)
1,930 0
(Cost $611,701)
0
Singapore — 0.7%
Trip.com Group Ltd. *
(Cost $10,177,491)
157,139 7,394,399
South Africa — 0.8%
Naspers Ltd., Class N
(Cost $9,938,597)
151,266 7,959,092
South Korea — 25.3%
Hyundai Motor Co.
24,568 11,786,771
KB Financial Group, Inc.
86,149 8,609,184
Samsung Electronics Co. Ltd.
555,727 116,898,115
Shinhan Financial Group Co. Ltd.
141,251 8,773,121
SK hynix, Inc.
61,048 94,508,948
SK Square Co. Ltd. *
14,729 12,051,000
Woori Financial Group, Inc.
341,800 6,736,204
(Cost $83,051,754)
259,363,343
Taiwan — 37.5%
ASE Technology Holding Co. Ltd.
641,000 12,502,626
Cathay Financial Holding Co.
Ltd.
3,986,723 10,906,838
Chang Hwa Commercial Bank
Ltd.
14,529,797 9,392,616
CTBC Financial Holding Co. Ltd.
6,432,338 12,422,992
Delta Electronics, Inc.
294,832 23,012,059
E.Sun Financial Holding Co. Ltd.
8,769,564 8,664,443
First Financial Holding Co. Ltd.
11,166,077 9,784,642
Fubon Financial Holding Co. Ltd.
3,409,858 11,973,771
Hon Hai Precision Industry Co.
Ltd.
1,826,537 16,851,102
MediaTek, Inc.
178,843 24,606,577
Mega Financial Holding Co. Ltd.
8,408,063 10,736,382
SinoPac Financial Holdings Co.
Ltd.
10,784,830 10,328,483
Taiwan Cooperative Financial
Holding Co. Ltd.
17,135,131 12,499,010
Taiwan Semiconductor
Manufacturing Co. Ltd.
2,615,420 196,623,010

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
Yuanta Financial Holding Co.
Ltd.
7,046,226 13,406,173
(Cost $230,076,089)
383,710,724
United States — 2.5%
Anglogold Ashanti PLC
115,523 11,129,657
Southern Copper Corp.
77,346 14,796,290
(Cost $18,679,705)
25,925,947
TOTAL COMMON STOCKS
(Cost $702,428,758)
988,278,398
PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Itau Unibanco Holding SA
1,690,405 13,381,008
Itausa SA
4,511,957 11,524,749
Klabin SA
1 1
(Cost $21,888,019)
24,905,758
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
6,100 2
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $6,134,339)
6,134,339 6,134,339
TOTAL INVESTMENTS — 99.5%
(Cost $730,451,116)
1,019,318,497
Other assets and liabilities,
net — 0.5%
5,059,887
NET ASSETS — 100.0%
1,024,378,384
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
104,738 — (104,738) (d) — — 5,213 — — —
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
4,591,293 319,163,029 (317,619,983) — — 204,882 — 6,134,339 6,134,339
4,696,031 319,163,029 (317,724,721) — — 210,095 — 6,134,339 6,134,339
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026 the Xtrackers MSCI Emerging Markets Climate Selection ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCS-PH3
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Information Technology
502,571,765 49 .6
Financials
275,660,255 27 .2
Consumer Discretionary
92,020,314 9 .1
Communication Services
75,371,708 7 .4
Materials
25,925,948 2 .6
Real Estate
18,239,162 1 .8
Industrials
12,051,002 1 .2
Energy
11,344,004 1 .1
Total
1,013,184,158 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 109 8,332,095 9,529,325 6/19/2026 1,197,230
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 988,278,398 $ — $ 0 $ 988,278,398
Preferred Stocks
24,905,758 — — 24,905,758
Warrants
2 — — 2
Short-Term Investments (a)
6,134,339 — — 6,134,339
Derivatives (b)
Futures Contracts
1,197,230 — — 1,197,230
TOTAL
$ 1,020,515,727 $ — $ 0 $ 1,020,515,727
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.